Consolidated Statements of Operations and Comprehensive Income (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues
Distribution (includes $159 related party revenues; 2013 - $160) (Note 20)	4,903	4,484
Transmission (includes $1,567 related party revenues; 2013 - $1,517) (Note 20)	1,588	1,529
Other	57	61
Total revenues	6,548	6,074
Costs
Purchased power (includes $2,633 related party costs; 2013 - $2,500) (Note 20)	3,419	3,020
Operation, maintenance and administration (Note 20)	1,192	1,106
Depreciation and amortization (Note 5)	722	676
Total costs	5,333	4,802
Income before financing charges and provision for payments in lieu of corporate income taxes	1,215	1,272
Financing charges (Note 6)	379	360
Income before provision for payments in lieu of corporate income taxes	836	912
Provision for payments in lieu of corporate income taxes (Notes 7, 20)	89	109
Net income	747	803
Net income (loss) attributable to noncontrolling interest (Note 4)	(2)
Net income attributable to the Shareholder of Hydro One Inc.	749	803
Other comprehensive income	0	0
Comprehensive income	747	803
Comprehensive income (loss) attributable to noncontrolling interest (Note 4)	(2)
Comprehensive income attributable to the Shareholder of Hydro One Inc.	749	803
Basic and fully diluted earnings per common share (dollars) (Note 18)	7,319	7,850
Dividends per common share declared (dollars) (Note 19)	2,696	2,000